Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Sep. 30, 2018
Temporary equity, par value	$ 0.01		$ 0.01		$ 0.01
Temporary equity, shares issued	721,107		721,107		721,107
Temporary equity, shares outstanding	721,107		721,107		721,107
Preferred stock, par value	$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued	4,001		9,736		550
Preferred stock, shares outstanding	4,001		9,736		550
Common stock, par value	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	220,000,000		220,000,000		220,000,000
Common stock, shares issued	2,013,193	[1]	1,067,777	[2]	2,254,569	[1]
Common stock, shares outstanding	2,013,193	[1]	1,067,777	[2]	2,254,569	[1]
September 4, 2018 [Member]
Reverse stock split	1:15 reverse Stock Split		1:15 reverse Stock Split

[1]	December 31, 2017 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse stock split effected on September 4, 2018.
[2]	December 31 2017 and 2016 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.